Derivative Instruments and Hedging Activities - Effects of Fair Value, Cash Flow and Net Investment Hedge Accounting on Consolidated Statements of Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments Gain Loss [Line Items]
Gain on net investment hedging relationships	$ (54.3)	$ 119.5	$ 232.6
Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) on cash flow hedging relationships	93.4	54.1	(1.4)
Cost of Products Sold [Member]
Derivative Instruments Gain Loss [Line Items]
Total amounts of income and expense line items presented in the statements of earnings in which the effects of fair value, cash flow and net investment hedges are recorded	2,083.8	2,019.5	1,960.4
Interest Expense [Member]
Derivative Instruments Gain Loss [Line Items]
Total amounts of income and expense line items presented in the statements of earnings in which the effects of fair value, cash flow and net investment hedges are recorded	(201.2)	(164.8)	(208.4)
Interest Expense [Member] | Discontinued Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) on fair value hedging relationships			3.1
Forward Starting Interest Rate Swaps [Member] | Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) on cash flow hedging relationships	$ (0.7)	$ (0.7)	$ (0.6)
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Income (Expense), Net	Interest Income (Expense), Net	Interest Income (Expense), Net
Foreign Exchange Forward Contracts [Member] | Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) on cash flow hedging relationships	$ 94.1	$ 54.8	$ (0.8)
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Interest Rate Swaps [Member] | Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Income (Expense), Net	Interest Income (Expense), Net	Interest Income (Expense), Net
Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) on fair value hedging relationships	$ (38.9)	$ (4.0)	$ 6.4
Cross-currency Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Gain on net investment hedging relationships	(16.9)	6.4	103.0
Cross-currency Interest Rate Swaps [Member] | Interest Expense [Member] | Net Investment Hedging [Member]
Derivative Instruments Gain Loss [Line Items]
Gain on net investment hedging relationships	$ 33.7	$ 21.6	$ 37.5